C2 Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
C2 Property, plant and equipment
C2	Property, plant and equipment

Property, plant and equipment 2020
		Machinery and other	Other equipment,	Construction in progress
	Real estate	technical assets	tools and installations	and advance payments	Total
Cost
Opening balance	6,755	3,512	33,790	1,015	45,072
Additions	78	163	2,184	2,068	4,493
Balances regarding acquired/divested business	2	4	59	(10)	55
Sales/disposals	(567)	(475)	(2,534)	(173)	(3,749)
Reclassiﬁcations	720	92	1,009	(1,821)	—
Translation differences	(485)	(266)	(1,618)	(84)	(2,453)
Closing balance	6,503	3,030	32,890	995	43,418

Accumulated depreciations
Opening balance	(3,745)	(2,843)	(23,291)	—	(29,879)
Depreciations	(425)	(241)	(2,936)	—	(3,602)
Balances regarding divested business	—	—	1	—	1
Sales/disposals	537	470	2,165	—	3,172
Reclassiﬁcations	1	11	(12)	—	—
Translation differences	227	210	1,210	—	1,647
Closing balance	(3,405)	(2,393)	(22,863)	—	(28,661)

Accumulated impairment losses
Opening balance	(295)	(43)	(1,005)	—	(1,343)
Impairment losses	(11)	(65)	(434)	(2)	(512)
Sales/disposals	9	28	348	2	387
Translation differences	22	5	67	—	94
Closing balance	(275)	(75)	(1,024)	—	(1,374)
Net carrying value	2,823	562	9,003	995	13,383

Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2020, amounted to SEK 499 (548) million.

In 2020 impairment losses have been made of SEK 0.5 (0.4) billion. The impairment losses by segment was Networks SEK 0.3 (0.2) billion, Digital Services SEK 0.1 (0.1) billion.

Property, plant and equipment 2019
		Machinery and other	Other equipment,	Construction in progress
	Real estate	technical assets	tools and installations	and advance payments	Total
Cost
Opening balance	6,844	3,372	32,469	871	43,556
Additions	81	272	2,650	2,115	5,118
Balances regarding acquired/divested business	(167)	173	(317)	27	(284)
Sales/disposals	(568)	(346)	(2,941)	(514)	(4,369)
Reclassiﬁcations	369	(24)	1,178	(1,523)	—
Translation differences	196	65	751	39	1,051
Closing balance	6,755	3,512	33,790	1,015	45,072

Accumulated depreciation
Opening balance	(3,703)	(2,948)	(22,769)	—	(29,420)
Depreciations	(406)	(203)	(2,978)	—	(3,587)
Balances regarding divested business	97	12	355	—	464
Sales/disposals	379	323	2,692	—	3,394
Reclassiﬁcation	—	34	(34)	—	—
Translation differences	(112)	(61)	(557)	—	(730)
Closing balance	(3,745)	(2,843)	(23,291)	—	(29,879)

Accumulated impairment losses
Opening balance	(292)	(66)	(929)	—	(1,287)
Impairment losses	(56)	6	(280)	(30)	(360)
Balances regarding divested business	1	—	1	—	2
Sales/disposals	61	19	235	30	345
Translation differences	(9)	(2)	(32)	—	(43)
Closing balance	(295)	(43)	(1,005)	—	(1,343)
Net carrying value	2,715	626	9,494	1,015	13,850